WBI BullBear Yield 3000 ETF
Schedule of Investments
March 31, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 10.2%
	Capital Goods - 1.0%
1,975	Northrop Grumman Corp.	$597,536
	Diversified Financials - 1.0%
2,595	S&P Global, Inc.	635,905
	Health Care Equipment & Services - 1.1%
2,153	Humana, Inc.	676,085
	Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
3,198	Amgen, Inc.	648,330
2,081	Biogen, Inc. *	658,387
		1,306,717
	Retailing - 1.0%
20,995	eBay, Inc. +	631,110
	Semiconductors & Semiconductor Equipment - 2.0%
2,416	NVIDIA Corp.	636,857
9,244	QUALCOMM, Inc.	625,357
		1,262,214
	Software & Services - 2.0%
1,973	Adobe Systems, Inc. *	627,887
13,426	Oracle Corp.	648,879
		1,276,766
	TOTAL COMMON STOCKS (Cost $6,299,698)	6,386,333

	EXCHANGE TRADED FUNDS - 2.1%
19,070	Vanguard Intermediate-Term Treasury ETF	1,345,389
	TOTAL EXCHANGE TRADED FUNDS (Cost $1,294,472)	1,345,389

Shares/Amount	Security Description	Value
	SHORT-TERM INVESTMENTS - 87.7%
54,933,692	U.S. Bank Money Market Deposit Account, 0.25%	54,933,692
	TOTAL SHORT-TERM INVESTMENTS (Cost $54,933,692)	54,933,692

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.3%
211,776	Mount Vernon Liquid Assets Portfolio, LLC, 0.89% (a)(b)	211,776
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $211,776)	211,776

	TOTAL INVESTMENTS - 100.3% (Cost $62,739,638)	62,877,190
	Liabilities in Excess of Other Assets - (0.3)%	(214,399)
	NET ASSETS - 100.0%	$62,662,791

*	Non-income producing security.
+	All or portion of this security is on loan as of March 31, 2020. Total value of securities on loan is $198,937.
(a)	The rate quoted is the annualized seven-day yield as of March 31, 2020.
(b)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.